ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 105.8%
	ASSET MANAGEMENT - 2.2%
1,827,122	FTAI Infrastructure, LLC	$ 5,481,366

	DATA CENTER REIT - 6.4%
35,460	Digital Realty Trust, Inc.	3,486,073
16,815	Equinix, Inc.	12,124,288
		15,610,361
	FOOD - 1.8%
1,085,216	Cadiz, Inc.(a)	4,384,273

	GAMING REIT - 4.1%
303,092	VICI Properties, Inc.	9,886,861

	HEALTH CARE REIT - 10.6%
111,892	Healthpeak Properties, Inc.	2,458,267
890,864	IQHQ Private Investment, Inc. 144A(a),(b),(c)	23,509,901
		25,968,168
	INDUSTRIAL REIT - 17.6%
186,013	Prologis, Inc.	23,208,842
205,819	Rexford Industrial Realty, Inc.	12,277,103
118,264	Terreno Realty Corporation	7,639,854
		43,125,799
	INFRASTRUCTURE REIT - 13.3%
65,965	American Tower Corporation	13,479,288
73,878	Crown Castle, Inc.	9,887,832
34,381	SBA Communications Corporation, A	8,975,848
		32,342,968
	INTERNET MEDIA & SERVICES - 2.6%
50,542	Airbnb, Inc., CLASS A(a)	6,287,425

	LEISURE FACILITIES & SERVICES - 13.0%
200,786	Caesars Entertainment, Inc.(a)	9,800,365
234,393	MGM Resorts International	10,411,737
103,252	Wynn Resorts Ltd.(a)	11,554,930
		31,767,032

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 105.8% (Continued)
	OFFICE REIT - 4.3%
83,110	Alexandria Real Estate Equities, Inc.	$ 10,437,785

	REAL ESTATE INVESTMENT TRUSTS - 1.0%
84,916	Americold Realty Trust, Inc.	2,415,860

	REAL ESTATE OWNERS & DEVELOPERS - 1.6%
4,915,194	WeWork, Inc.(a)	3,820,581

	RESIDENTIAL REIT - 9.3%
161,234	American Homes 4 Rent, Class A	5,070,809
69,574	Equity LifeStyle Properties, Inc.	4,670,503
200,590	Invitation Homes, Inc.	6,264,426
47,564	Sun Communities, Inc.	6,700,816
		22,706,554
	SELF-STORAGE REIT - 4.5%
30,911	Extra Space Storage, Inc.	5,036,329
142,944	National Storage Affiliates Trust	5,972,200
		11,008,529
	SPECIALTY FINANCE - 5.5%
474,600	FTAI Aviation Ltd.	13,269,816

	SPECIALTY REIT - 2.7%
529,109	NewLake Capital Partners, Inc.	6,534,496

	TELECOMMUNICATIONS - 5.3%
1,076,440	DigitalBridge Group, Inc.	12,906,515

	TOTAL COMMON STOCKS (Cost $298,344,543)	257,954,389

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.6%
	SPECIALTY FINANCE — 0.2%
20,000	FTAI Aviation Ltd.	8.0000	Perpetual	$ 452,400

	TELECOMMUNICATIONS — 0.4%
19,918	DigitalBridge Group, Inc.	7.1250	Perpetual	374,060
25,000	DigitalBridge Group, Inc. - Series I	7.1500	Perpetual	479,500
13,735	DigitalBridge Group, Inc. - Series H	7.1250	Perpetual	258,218
				1,111,778
	TOTAL PREFERRED STOCKS (Cost $1,719,964)			1,564,178

	TOTAL INVESTMENTS - 106.4% (Cost $300,064,507)			$ 259,518,567
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.4)%			(15,651,532)
	NET ASSETS - 100.0%			$ 243,867,035

LLC	- Limited Liability Company
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023 the total market value of 144A securities is 23,826,336 or 9.8% of net assets.
(c)	Illiquid security.

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — (2.7)%
	INSURANCE - (1.4)%
(150,971)	Radian Group, Inc.	$ (3,336,459)

	MULTI ASSET CLASS REIT - (0.4)%
(65,905)	Vornado Realty Trust	(1,012,960)

	OFFICE REIT - (0.9)%
(277,668)	Paramount Group, Inc.	(1,266,166)
(38,127)	SL Green Realty Corporation	(896,747)
		(2,162,913)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $7,425,688)	$ (6,512,332)

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares						Fair Value
	OPEN END FUNDS — 69.2%
	FIXED INCOME - 69.2%
6,372,234	DoubleLine Low Duration Bond Fund, Cl I (Cost $61,025,268)					$ 60,281,336

Principal Amount ($)				Coupon Rate (%)	Maturity
	CORPORATE BONDS — 0.0%(a)
	MACHINERY — 0.0%(a)
52,619	INVEPAR A-1(b)(d)(e)(f)(g) (Cost $4,699)			0.0000	12/30/28	0

Shares
	WARRANT — 0.0%(a)
	ENGINEERING & CONSTRUCTION - 0.0% (a)
43,904	OAS S.A. (Brazil) (d)(e)(g) (Cost $8,837)			0.0000	05/17/39	0

Contracts(c)
	EQUITY OPTIONS PURCHASED - 24.8% (h)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 24.8%
126,906	NOMURA CALL OPTION ISAM	Nomura	08/16/2023	$ 0.0001	$ 8,765,904	$ 8,961,703
86,287	NOMURA CALL OPTION WNTN	Nomura	08/16/2023	0.0001	7,960,529	8,365,932
14,764	NOMURA CALL OPTION WNTN TRND	Nomura	08/16/2023	0.0001	4,234,255	4,303,484
	TOTAL CALL OPTIONS PURCHASED (Cost - $20,960,688)					21,631,119

	TOTAL INVESTMENTS - 94.0% (Cost $81,999,492)					$ 81,912,455
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.0%					5,192,734
	NET ASSETS - 100.0%					$ 87,105,189

S/A	- Société Anonyme

(a)	Percentage rounds to less than 0.1%.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023 the total market value of 144A securities is $0 or 0.0% of net assets.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Illiquid holding.
(e)	Non-income producing.
(f)	Default bond.
(g)	The value of these securities have been determined in good faith under the policies of the Board of Trustees as of March 31, 2023.
(h)	These securities provide exposure to daily returns of the reference asset that are not publicly available, the Top 50 holdings for each option are shown on the subsequent pages.

Altegris Futures Evolution Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2023

	ISAM Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description			Expiration Date	Notional Value at March 31, 2023	Value and Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	5	CHICAGO ETHANOL (PLATTS)			May-23	503,475	$ (1,028)	(0.00)%
	69	COCOA			May-23	2,023,770	(230)	(0.00)%
	9	FEEDERS			May-23	923,625	3,921	0.00%
	9	GOLD			Jun-23	1,787,580	44,280	0.05%
	11	GOLD TCE			Feb-23	698,558	13,530	0.02%
	105	IRON ORE CFR CHINA FUTURE			May-23	1,315,860	(12,213)	(0.01)%
	34	LCATTLE			Jun-23	2,204,900	(18,594)	(0.02)%
	84	SUGAR#11			May-23	2,093,280	43,852	0.05%
	20	SUGAR#5			Aug-23	619,200	(856)	(0.00)%
						Subtotal	$ 72,662

	Short Contracts
	(6)	10 YR T-NOTE			Jun-23	689,531	$ (666)	(0.00)%
	(5)	3 MONTH SOFR			Sep-23	1,192,438	2,163	0.00%
	(4)	3 MONTH SOFR			Dec-23	968,750	(2,880)	(0.00)%
	(6)	3 MONTH SONIA			Jun-23	1,606,204	5,874	0.01%
	(5)	3 MONTH SONIA			Jun-23	1,471,881	(28,852)	(0.03)%
	(5)	3 MONTH SONIA			Jun-23	1,341,371	(2,439)	(0.00)%
	(3)	3 MONTH SONIA			Jun-23	887,755	488	0.00%
	(8)	COFFEE			Jul-23	509,100	9,115	0.01%
	(14)	COTTON			May-23	579,460	(7,308)	(0.01)%
	(6)	ERX 2 BUND			Jun-23	687,377	43,525	0.05%
	(35)	HOGS			Jun-23	1,282,750	(5,128)	(0.01)%
	(9)	LME ALUM			Jun-23	542,363	61,890	0.07%
	(72)	MILLING WHEAT			May-23	1,015,506	9,365	0.01%
	(16)	NATURAL GAS			Jan-23	627,520	211,557	0.24%
	(24)	NATURAL GAS			May-23	531,840	20,370	0.02%
	(4)	PALLADIUM			Jun-23	587,200	(11,553)	(0.01)%
	(20)	RAPESEED			Aug-23	509,975	5,617	0.01%
						Subtotal	311,138

	CREDIT DEFAULT SWAPS
	Number of Contracts	Description			Maturity Date	Notional Value at March 31, 2023	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets

	450,000	MARKIT ITRX EUROPE			6/20/2028	$ 487,755	$ 3,321	0.00%
						Subtotal	$ 3,321

	INTEREST RATE SWAPS
	Number of Contracts	Description			Maturity Date	Notional Value at March 31, 2023	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	2,000,000	CHF Rate Swap			9/17/2025	539,556	18,631	0.02%
	1,200,000	EU Infl Rate Swap			3/15/2033	1,300,680	(21,409)	(0.02)%
	1,600,000	EU Infl Rate Swap			3/15/2028	858,535	(22,617)	(0.03)%
	2,400,000	EU Infl Rate Swap			3/15/2025	510,071	(13,062)	(0.01)%
	2,000,000	ILS Rate Swap			6/15/2033	567,445	17,858	0.02%
	2,900,000	UK INFL Rate Swap			3/15/2028	1,771,153	13,494	0.02%
	1,400,000	UK INFL Rate Swap			3/15/2033	1,727,180	3,546	0.00%
						Subtotal	$ (3,559)
	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	06/21/23	USD	1,300,000	TRY	28,360,924	$ 1,478,739	$ 483	0.00%
	06/21/23	USD	1,000,000	IDR	14,972,650,000	998,481	(925)	(0.00)%
	06/21/23	XAU	400	USD	772,829	787,712	(51,227)	(0.06)%
	06/21/23	USD	700,000	ILS	2,509,826	697,852	2,754	0.00%
	06/21/23	USD	700,000	CNH	4,778,977	695,819	(9,976)	(0.01)%
	06/21/23	USD	600,000	THB	20,313,459	594,981	8,519	0.01%
	06/21/23	USD	600,000	JPY	78,813,600	593,230	(617)	(0.00)%

	To Sell:
	6/21/2023	USD	(2,000,000)	TRY	43,632,190	$ 2,274,982	(36,353)	(0.04)%
	6/21/2023	USD	(1,100,000)	PEN	4,160,090	1,105,586	440	0.00%
	6/21/2023	USD	(1,000,000)	PHP	54,343,000	999,585	520	0.00%
	6/21/2023	INR	(58,400,650)	USD	700,000	710,678	-	0.00%
	6/21/2023	USD	(700,000)	INR	57,764,938	702,942	(12,426)	(0.01)%
	6/21/2023	USD	(700,000)	IDR	10,480,855,000	698,937	(925)	(0.00)%
	6/21/2023	USD	(600,000)	THB	20,313,459	594,981	8,519	0.01%
	6/21/2023	USD	(600,000)	JPY	78,813,600	593,230	(617)	(0.00)%
	6/21/2023	USD	(550,000)	MXN	10,076,107	558,317	2,054	0.00%
	6/21/2023	USD	(500,000)	ILS	1,792,733	498,466	4,971	0.01%
							$ (84,806)

						All Other Investments	8,662,947
						Total Value of Purchased Option	8,961,703

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

Altegris Futures Evolution Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2023

	WNTN Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description			Expiration Date	Notional Value at March 31, 2023	Value and Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	10	CAC JUMBO			Apr-23	794,932	$ 3,430	0.00%
	40	COCOA			May-23	1,173,200	(2,899)	(0.00)%
	42	COCOA			Jul-23	1,215,480	(2,529)	(0.00)%
	3	JAPAN BOND			Jun-23	3,344,698	3,160	0.00%
	20	LCATTLE			Jun-23	1,297,000	(26,360)	(0.03)%
	6	LME COPPER			Apr-23	1,349,175	(3,839)	(0.00)%
	29	LON COCOA			May-23	772,432	(3,504)	(0.00)%
	33	LON COCOA			Jul-23	880,603	(10,680)	(0.01)%
	4	OSK NIKKEI			Jun-23	844,228	7,550	0.01%
	21	SOYABEAN			May-23	1,580,775	3,720	0.00%
	24	SOYABEAN			Jul-23	1,770,600	41,530	0.05%
	39	SUGAR#11			May-23	971,880	-	0.00%
	45	SUGAR#11			Jul-23	1,100,232	850	0.00%
	6	TOPIX			Jun-23	904,821	(11,340)	(0.01)%
							$ (911)

	Short Contracts
	(9)	10 YR T-NOTE			Jun-23	1,034,297	$ 4,452	0.01%
	(9)	2 YR T-NOTE			Jun-23	1,858,078	9,135	0.01%
	(13)	3 MONTH SOFR			Mar-23	3,123,088	(21,587)	(0.02)%
	(9)	3 MONTH SOFR			Mar-23	2,181,713	409	0.00%
	(5)	3 MONTH SOFR			Mar-23	1,213,375	(3,922)	(0.00)%
	(13)	3 MONTH SOFR			Jun-23	3,134,138	8,950	0.01%
	(8)	3 MONTH SOFR			Jun-23	1,940,200	33,150	0.04%
	(12)	3 MONTH SOFR			Sep-23	2,901,300	1,016	0.00%
	(7)	3 MONTH SOFR			Sep-23	1,698,200	28,107	0.03%
	(11)	3 MONTH SOFR			Dec-23	2,631,750	999	0.00%
	(11)	3 MONTH SOFR			Dec-23	2,664,063	10,345	0.01%
	(7)	3 MONTH SOFR			Dec-23	1,698,638	1,810	0.00%
	(4)	3 MONTH SONIA			Mar-23	1,180,959	(37,710)	(0.04)%
	(3)	3 MONTH SONIA			Mar-23	890,438	(1,329)	(0.00)%
	(4)	3 MONTH SONIA			Jun-23	1,183,673	-	0.00%
	(3)	3 MONTH SONIA			Jun-23	890,947	23,525	0.03%
	(4)	3 MONTH SONIA			Sep-23	1,185,586	4,404	0.01%
	(3)	3 MONTH SONIA			Sep-23	891,456	(965)	(0.00)%
	(3)	3 MONTH SONIA			Dec-23	883,776	(2,854)	(0.00)%
	(4)	3 MONTH SONIA			Dec-23	1,186,573	(8,038)	(0.01)%
	(3)	3 MONTH SONIA			Dec-23	892,011	(8,303)	(0.01)%
	(14)	5 YR T-NOTE			Jun-23	1,533,109	572	0.00%
	(11)	E MINI RUSSELL			Jun-23	997,425	3,113	0.00%
	(8)	ERX 2 BUND			Jun-23	916,502	1,823	0.00%
	(34)	HOGS			Jun-23	1,246,100	(29,039)	(0.03)%
	(5)	LME COPPER			Apr-23	1,124,313	(54,836)	(0.06)%
	(26)	WHEAT			May-23	899,925	13,625	0.02%
	(25)	WHEAT			Jul-23	880,625	(21,855)	(0.03)%
						Subtotal	$ (45,003)

	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	6/23/2023	GBP	2,187,500	USD	2,675,625	$ 2,698,719	$ -	0.00%
	6/23/2023	EUR	5,250,000	USD	5,627,671	5,690,475	-	0.00%
	6/23/2023	MXN	15,000,000	USD	816,910	831,150	(6,210)	(0.01)%

	To Sell:
	6/23/2023	AUD	4,500,000	USD	3,002,222	$ 3,008,250	$ -	0.00%
	6/23/2023	CAD	5,200,000	USD	3,792,644	3,846,960	(22,391)	(0.03)%
	6/21/2023	CNH	15,500,000	USD	2,252,520	2,256,800	(4,794)	(0.01)%
	6/23/2023	CHF	1,000,000	USD	1,082,275	1,092,600	(17,840)	(0.02)%
	6/23/2023	JPY	912,500,000	USD	6,798,499	6,868,388	(8,075)	(0.01)%

						Subtotal	$ (59,310)

						All Other Investments	8,471,156
						Total Value of Purchased Option	8,365,932

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

Altegris Futures Evolution Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2023

	WNTN TRND Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description	Expiration Date	Notional Value at March 31, 2023	Value and Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	8	AS3YRBOND	Jun-23	581,946	$ (338)	(0.00)%
	3	CAC JUMBO	Apr-23	238,480	840	0.00%
	6	COCOA	May-23	175,980	14,770	0.02%
	7	COCOA	Jul-23	202,580	(4,417)	(0.01)%
	1	DAX INDEX	Jun-23	428,059	(542)	(0.00)%
	1	EMINI NASDAQ	Jun-23	266,035	(958)	(0.00)%
	17	EURO STOXX50	Jun-23	785,145	(485)	(0.00)%
	5	GOLD	Jun-23	993,100	(3,770)	(0.00)%
	1	JAPAN BOND	Jun-23	1,114,899	(454)	(0.00)%
	8	LCATTLE	Jun-23	518,800	(879)	(0.00)%
	4	LCATTLE	Aug-23	258,280	(1,450)	(0.00)%
	3	LME ALUM	Apr-23	178,706	(37,861)	(0.04)%
	2	LME COPPER	Apr-23	449,725	(17,203)	(0.02)%
	9	LON COCOA	May-23	239,720	1,989	0.00%
	1	OSK NIKKEI	Jun-23	211,057	180	0.00%
	7	SUGAR#11	May-23	174,440	(5,913)	(0.01)%
	9	SUGAR#11	Jul-23	220,046	11,160	0.01%
	2	TOPIX	Jun-23	301,607	(1,436)	(0.00)%
				Subtotal	$ (46,767)

	Short Contracts
	(3)	10 YR T-NOTE	Jun-23	344,766	$ (1,475)	(0.00)%
	(6)	2 YR T-NOTE	Jun-23	1,238,719	(412)	(0.00)%
	(3)	3 MONTH SOFR	Mar-23	720,713	3,690	0.00%
	(3)	3 MONTH SOFR	Mar-23	727,238	(14,297)	(0.02)%
	(2)	3 MONTH SOFR	Mar-23	485,350	(864)	(0.00)%
	(4)	3 MONTH SOFR	Jun-23	964,350	271	0.00%
	(3)	3 MONTH SOFR	Jun-23	727,575	(805)	(0.00)%
	(4)	3 MONTH SOFR	Sep-23	967,100	-	0.00%
	(3)	3 MONTH SOFR	Sep-23	727,800	12,685	0.01%
	(3)	3 MONTH SOFR	Dec-23	717,750	(210)	(0.00)%
	(4)	3 MONTH SOFR	Dec-23	968,750	(6,688)	(0.01)%
	(2)	3 MONTH SOFR	Dec-23	485,325	(6,138)	(0.01)%
	(1)	3 MONTH SONIA	Mar-23	295,240	2,510	0.00%
	(1)	3 MONTH SONIA	Mar-23	296,813	(1,945)	(0.00)%
	(1)	3 MONTH SONIA	Mar-23	297,491	(394)	(0.00)%
	(1)	3 MONTH SONIA	Jun-23	295,918	3,368	0.00%
	(1)	3 MONTH SONIA	Jun-23	296,982	817	0.00%
	(1)	3 MONTH SONIA	Sep-23	296,396	(875)	(0.00)%
	(1)	3 MONTH SONIA	Sep-23	297,152	3,263	0.00%
	(1)	3 MONTH SONIA	Dec-23	294,592	6,900	0.01%
	(1)	3 MONTH SONIA	Dec-23	296,643	(6,983)	(0.01)%
	(1)	3 MONTH SONIA	Dec-23	297,337	4,800	0.01%
	(5)	5 YR T-NOTE	Jun-23	547,539	(1,410)	(0.00)%
	(4)	EMINI MSCI EM	Jun-23	199,100	(2,320)	(0.00)%
	(2)	ERX 2 BUND	Jun-23	229,126	(3,438)	(0.00)%
	(4)	ERX BOBL	Jun-23	511,081	24,664	0.03%
	(7)	EURO BUND	Jun-23	1,030,659	(3,700)	(0.00)%
	(2)	EURX EURO-BUXL	Jun-23	305,356	10,420	0.01%
	(7)	HOGS	Jun-23	256,550	(1,450)	(0.00)%
	(5)	LME ALUM	Apr-23	297,844	(4,968)	(0.01)%
	(4)	LME ALUM	May-23	239,375	5,270	0.01%
	(1)	LME COPPER	Apr-23	224,863	(7,409)	(0.01)%
				Subtotal	$ 12,877

				All Other Investments	4,337,374
				Total Value of Purchased Option	4,303,484

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

ALTEGRIS/CRABEL MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Fair Value
TOTAL INVESTMENTS - 0.0% (Cost $0)	$ 0
OTHER ASSETS IN EXCESS OF LIABILITIES- 100.0%	20
NET ASSETS - 100.0%	$ 20